ORGANIZATION (Details Narrative)						3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 15, 2022 USD ($)	Feb. 17, 2021 USD ($) shares	Feb. 17, 2021 CAD ($) $ / shares shares	Feb. 03, 2021 CAD ($) shares	Jan. 22, 2021 $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 20, 2022 shares	Mar. 04, 2022 $ / shares shares	Feb. 02, 2022 $ / shares shares	Jul. 14, 2021 $ / shares shares	Mar. 04, 2021 $ / shares shares	Jan. 21, 2021 $ / shares shares
Date of incorporation									Jan. 22, 2021
Number of shares issued							178,100			162,600	178,100	196,400	1,001,242
Share price | (per share)											$ 5.00	$ 5.00	$ 3.50		$ 0.05
Business acquisition, total consideration		$ 359,505	$ 455,000
Cash consideration | $							$ 114,000		$ 114,000
TruMed Limited [Member]
Business acquisition, total consideration | $	$ 750,000
Ownership percentage	100.00%
Cash consideration | $	$ 130,000
Business acquisition contingent liabilities | $	550,000
Acquired asset | $	197,562
TruMed Limited [Member] | Promissory Note [Member]
Busienss acquisition liabilities incurred | $	$ 70,000								$ 35,000
Common Stock [Member]
Number of shares issued				1,000,000			196,400							1,003,012	0.2
Share price | $ / shares														$ 2.00
Business acquisition, total consideration | $				$ 162,500
Shares, new issues								1,003,012	196,400
Common Stock [Member] | Purchase Agreements [Member]
Number of shares for common stock					9,000,000
Purchase price per share | $ / shares					$ 0.00001
Cash price | $ / shares					$ 22.50
Common Stock [Member] | Plan of Merger [Member]
Common stock shares subscribed			100
Shares, conversion of units		0.31111112	0.31111112
Shares, new issues		2,800,000	2,800,000
Common Stock [Member] | Plan of Merger [Member] | First Shares [Member]
Share price | $ / shares			$ 0.05
Shares, new issues		700,000	700,000
Common Stock [Member] | Plan of Merger [Member] | Next Shares [Member]
Share price | $ / shares			$ 0.20
Shares, new issues		2,100,000	2,100,000